Vessels	6 Months Ended
Jun. 30, 2015
Property, Plant and Equipment [Abstract]
Vessels, Net

6. Vessels, Net:

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	Vessel Cost	Accumulated Depreciation	Net Book Value
Balance, December 31, 2014	2,953,440	(854,620)	2,098,820
Depreciation	-	(46,601)	(46,601)
Other vessels’ costs	1,491	-	1,491
Balance, June 30, 2015	2,954,931	(901,221)	2,053,710

On September 21, 2010, the Company through its three wholly-owned subsidiaries, Adele Shipping Co., Bastian Shipping Co. and Cadence Shipping Co., contracted with a shipyard for the construction and purchase of three newbuild vessels (Hulls H1068A, H1069A and H1070A), each of approximately 9,403 TEU capacity at a contract price per newbuild vessel of $95,080. The newbuilds MSC Azov (Hull H1068A), MSC Ajaccio (Hull H1069A) and MSC Amalfi (Hull H1070A) were delivered to the Company on January 14, 2014, March 14, 2014 and April 28, 2014, respectively. The Company agreed with a financial institution to refinance the then outstanding balance of the loan relating to MSC Azov, MSC Ajaccio and MSC Amalfi under a ten-year sale and leaseback transaction. Under the sale and leaseback transaction, the vessels were chartered back to the Company on a bareboat basis and remained on time charter with its initial time charterer (Note 11).

Furthermore, during the year ended December 31, 2014, the Company acquired the three secondhand vessels Neapolis, Areopolis and Lakonia at an aggregate price of $27,740.

During the six-month period ended June 30, 2014, the Company sold for demolition the container vessel Konstantina at a price of $7,546 and recognized a loss of $2,903, which is separately reflected in Loss on sale / disposal of vessels, net in the accompanying 2014 consolidated statement of income.

As of June 30, 2015, one of the Company’s vessels was depreciated to its residual carrying value of $2,963.

Forty-six of the Company’s vessels, with a total carrying value of $1,896,568 as of June 30, 2015, have been provided as collateral to secure the long-term debt discussed in Note 10.